Note 45 Balances arising from transactions with entities of the group (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Classes of assets [Domain]
Disclosure of transactions between related parties [line items]
Loans and advances to banks	€ 44	€ 38
Loans and advances to customers	485	632
Debt Securities Related Party Transactions	2	4
Classes of liabilties [Member]
Disclosure of transactions between related parties [line items]
Deposits from credit institutions related party transactions	1	1
Deposits from customers at amortised cost	88	109
Memorandum accounts [Member]
Disclosure of transactions between related parties [line items]
Financial Guarantees Given Related Party Transactions	83	100
Other Commitments Given Related Party Transactions	577	625
Loan commitments given related party transactions	€ 6	€ 82